Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2016	2017
Balance Sheet
Advances for drilling units under construction and related costs	$1,569	$-
Drilling units, machinery and equipment, net	488	-
Due to related parties	$(7,231)	$(726)
Accrued liabilities	$(3,100)	$(11,786)

	Year ended December 31,
Statement of Operations	2015	2016	2017
Revenues – commission fees	$16,524	$14,925	$10,342
Drilling units operating expenses	$-	$4,209	$904
Amortization and write-off of financing fees	$2,781	$-	$-
General and administrative expenses	$7,409	$24,924	$26,008
Interest income	$6,024	$-	$-
Reorganization expenses (including non-cash issuance of shares and other expenses)	$-	$-	$223,178